DISCONTINUED OPERATIONS - CASH FLOWS FOR BEAUTY BRANDS (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Gain (Loss) on Disposition of Business	$ (766)	$ (154)	$ (916)
Beauty Brands - Held for Sale [Member]
Disposal Group, Including Discontinued Operation, Depreciation and Amortization	125	127	127
Gain (Loss) on Disposition of Business	(86)	0	0
Capital Expenditure, Discontinued Operations	$ 106	$ 108	$ 102